Note D - Concentration of Risk (Details) (USD $)	12 Months Ended	3 Months Ended		9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 Sales Revenue, Goods, Net [Member]	Sep. 30, 2012 Sales Revenue, Goods, Net [Member]	Sep. 30, 2013 Sales Revenue, Goods, Net [Member]	Sep. 30, 2012 Sales Revenue, Goods, Net [Member]	Sep. 30, 2013 Accounts Receivable [Member]	Sep. 30, 2012 Accounts Receivable [Member]	Sep. 30, 2013 Minimum [Member] Sales Revenue, Goods, Net [Member]	Sep. 30, 2013 Minimum [Member] Accounts Receivable [Member]
Note D - Concentration of Risk (Details) [Line Items]
Cash, FDIC Insured Amount (in Dollars)	$ 250,000
Concentration Risk, Percentage	10.00%	43.00%	14.00%	47.00%	53.00%	72.00%	88.00%	10.00%	10.00%
Concentration Risk, Customer		two	one	three	three	five	two